Contingencies and commitments - Summary of capital commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments and contingencies [Line Items]
Capital commitments	$ 3,152	$ 4,053
Joint ventures
Disclosure of commitments and contingencies [Line Items]
Capital commitments	9	93
Due within 1 year
Disclosure of commitments and contingencies [Line Items]
Capital commitments	3,021	3,069
Due within 1 year | Joint ventures
Disclosure of commitments and contingencies [Line Items]
Capital commitments	9	92
Between 1 and 3 years
Disclosure of commitments and contingencies [Line Items]
Capital commitments	97	851
Between 1 and 3 years | Joint ventures
Disclosure of commitments and contingencies [Line Items]
Capital commitments	0	1
Between 3 and 5 years
Disclosure of commitments and contingencies [Line Items]
Capital commitments	0	133
More than 5 years
Disclosure of commitments and contingencies [Line Items]
Capital commitments	$ 34	$ 0